Overview: (Details 1) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Oct. 19, 2017	Sep. 30, 2017	May 26, 2017
CURRENT:
Restricted cash and cash equivalents	$ 47,332	$ 106,350
NON-CURRENT:
Total purchase consideration			$ 4,100,624	$ 3,789,797
Goodwill at the acquisition date (Note 8.1)	5,606,265
Aerostar [Member]
CURRENT:
Cash and cash equivalents	543,242
Restricted cash and cash equivalents	16,989	106,350
Other current assets	142,410
Current assets	702,641	790,641
NON-CURRENT:
Land, furniture and equipment	174,450	141,708
Intangible assets, airport concessions - Net	19,308,402	13,636,227
Total non-current assets	19,444,331
Total assets	20,146,972
CURRENT:
Current liabilities	647,896	(633,084)
NON-CURRENT:
Long-term debt	8,254,620
Deferred income tax	808,894
Other non-current liabilities	286,315	$ 247,517
Total non-current liabilities	9,349,829
Total liabilities	9,997,725
Net assets acquired under the business combination	10,149,247
Total purchase consideration	15,755,512				$ 15,755,512
Goodwill at the acquisition date (Note 8.1)	$ 5,606,265